Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Balance outstanding at year end	$ 5,746	$ 10,681
Average daily balance during the year	11,328	11,525
Average interest rate during the year	0.12%	0.15%
Maximum month-end balance during the year	$ 15,141	$ 13,706
Weighted-average interest rate at year end	0.12%	0.15%